UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash		$ 2,171,492		$ 2,970,199
Accounts receivable, net		40,824,995		46,575,776
Inventories		1,430,376		1,296,577
Prepayments, net		15,983,806		10,274,207
Deposits and other assets, net		332,689		295,754
Due from related parties		$ 2,916		$ 2,862
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party	Related party
Total Current Assets		$ 60,746,274		$ 61,415,375
NON-CURRENT ASSETS
Property and equipment, net		6,705,182		7,141,064
Intangible assets, net		12,631		16,528
Deferred tax assets		700,524		714,461
Right-of-use assets		289,395		475,119
Goodwill		58,869		57,772
Prepayments - non current		8,353,796		8,021,046
Deposits and other assets - non current		123,811		121,505
Total Non-Current Assets		16,244,208		16,547,495
Total Assets		76,990,482		77,962,870
CURRENT LIABILITIES
Short-term bank loans		13,953,020	¥ 99,950,000	16,166,000	¥ 118,000,000
Tax payables		2,452,315		2,873,453
Salaries and benefits payable		693,309		797,912
Contract liability		1,093,434		792,102
Short-term lease liabilities		118,607		264,316
Accounts payable		2,136,075		1,252,667
Amounts due to a related party		$ 4,502,547		$ 3,703,700
Other Liability, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party	Related party
Accrued listing expenses payable		$ 5,282,105		$ 5,341,848
Accrued expenses and other payables		2,623,151		2,518,175
Deferred tax liabilities		21,559		45,238
Long-term loan - current portion		2,591,659		867,772
Total Current Liabilities		35,467,781		34,623,183
NON-CURRENT LIABILITIES
Long-term lease liabilities		84,459		136,683
Long-term loan - non current		5,814,171		3,442,526
Total Non-Current Liabilities		5,898,630		3,579,209
Total Liabilities		41,366,411		38,202,392
Commitments and Contingencies
Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024 and June 30,2025		29		29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024; 40,979,382 shares issued, 26,552,370 shares outstanding as of June 30, 2025	[1]	2,655		2,556
Additional paid-in capital	[1]	17,770,394		11,441,712
Statutory reserve		4,611,287		4,591,151
Retained earnings		15,450,720		26,764,751
Accumulated other comprehensive loss		(2,247,122)		(3,141,061)
Total Baird Medical Investment Holdings Limited's Shareholders' Equity		35,587,963		39,659,138
Non-controlling interests		36,108		101,340
Total Equity		35,624,071		39,760,478
Total Liabilities and Equity		$ 76,990,482		$ 77,962,870

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).